SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash	$ 79,426		$ 1,382,525			$ 1,262
Receivables	311,383		2,316			0
Prepaid Expenses	261,432		27,160			62,089
Inventory	182,501		67,144			0
Due from related parties	398,392		429,648			399,251
Intangible assets (net)	51,127		54,912			0
Operating lease right of use assets	2,050,985		315,207			546,350
Lease security deposits	180,301		86,811			83,386
Customer deposits	0		11,028			0
Due to related partis	751,703		91,951			93,852
Operating lease liabilities	1,545,033		0			283,422
Total liabilities	3,605,760		1,277,257			640,202
Shareholders' equity	569,634	$ 926,520	1,167,619	$ 786,199	$ 828,161	$ 488,733	$ 0
Yubo Beijing [Member]
Cash	4,751		746,613
Receivables	295,292		2,316
Prepaid Expenses	144,993		27,160
Inventory	182,501		67,144
Due from related parties	398,392		429,648
Property and equipment (net)	75,136		79,153
Intangible assets (net)	51,127		54,912
Operating lease right of use assets	137,771		315,207
Lease security deposits	87,708		86,811
Investment in Yubo Jingzhi (A)	232,198		0
Receivables from other consolidating entities (A)	378,754		0
Total assets	1,988,623		1,808,964
Accounts payable and accrued expense	103,220		101,175
Customer deposits	0		11,028
Advances from prospective customers/distributors	699,852		757,896
Due to related partis	151,703		91,951
Operating lease liabilities	137,771		315,207
Payables to other consolidating entities (A)	503,096		0
Total liabilities	1,595,642		1,277,257
Shareholders' equity	$ 392,981		$ 531,707